EARNINGS PER SHARE - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Stock options excluded from diluted computations (in shares)	4.5	3.5	1.7
Total shareowners' equity (in shares)	651.8	667.6	684.8
Common stock, par value (in shares)	957.6	957.6